Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 20, 2017	Jun. 30, 2017	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Jul. 03, 2018	Jan. 02, 2018
Statement [Line Items]
Costs associated with the debt				$ (866)	$ (224)	$ (1,240)
Convertible Notes			$ 17,225	14,853	17,225
Convertible Notes [Member]
Statement [Line Items]
Face value convertible notes		$ 20,000					$ 19,990	$ 19,990
Costs associated with the debt		(1,049)		(95)
Interest payments				(1,416)
Accretion and interest			365	2,378
Redemption	$ (10)		(10)
Value attributed to debt portion of convertible notes		13,570		14,792
Embedded Derivative fair value		$ (5,381)	(3,300)	(61)	(3,300)
Convertible Notes			$ 13,925	$ 14,853	$ 13,925